Segment Information (Net Sales by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Net Sales by Geographic Area
United States net sales									$ 1,773,210		$ 1,793,580		$ 1,895,207
Foreign net sales									1,305,127		1,345,716		1,332,225
Total net sales	737,521	714,167	833,165	793,484	721,718	722,764	870,351	824,463	3,078,337		3,139,296		3,227,432
Core Europe
Schedule of Net Sales by Geographic Area
Foreign net sales									954,190	[1]	1,025,565	[1]	1,011,954	[1]
Italy
Schedule of Net Sales by Geographic Area
Foreign net sales									213,386		229,138		206,767
Germany
Schedule of Net Sales by Geographic Area
Foreign net sales									191,673		199,084		198,665
Other Core Europe
Schedule of Net Sales by Geographic Area
Foreign net sales									549,131		597,343		606,522
Other International
Schedule of Net Sales by Geographic Area
Foreign net sales									$ 350,937		$ 320,151		$ 320,271

[1]	Core Europe includes the 27 member states of the European Union, Switzerland, Norway and Iceland.